Sullivan & Worcester LLP 1666 K Street, NW Washington, DC 20006	T 202 775 1200 F 202 293 2275 www.sandw.com

November 26, 2013

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Metropolitan Series Fund

(MetLife Moderate Allocation Portfolio)

CIK: 0000710826

SEC File No: 811-03618

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Metropolitan Series Fund (the “Trust”). This filing relates to the acquisition of the assets and liabilities of MetLife Balanced Strategy Portfolio, a series of the Met Investors Series Trust, by and in exchange for shares of MetLife Moderate Allocation Portfolio, a series of the Trust.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.